united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Fair Value
	COMMON STOCK - 74.7%
	AEROSPACE/DEFENSE - 1.6%
1,545	HEICO Corp.	$ 103,221
1,307	TransDigm Group, Inc. * ^	344,643
		447,864
	AIRLINES - 0.2%
1,336	Delta Air Lines, Inc.	48,670

	APPAREL - 0.9%
1,671	Under Armour, Inc. *	60,827
3,105	VF Corp.	190,926
		251,753
	AUTO PARTS & EQUIPMENT- 0.3%
2,788	Gentherm, Inc. *	95,489

	BANKS - 2.4%
224	Independent Bank Group, Inc.	9,612
8,000	KeyCorp	88,400
223	Peapack Gladstone Financial Corp.	4,128
1,772	Signature Bank * ^	221,358
6,960	Wells Fargo & Co.	329,417
		652,915
	BEVERAGES - 2.3%
6,370	Molson Coors Brewing Co. ^	644,198

	BIOTECHNOLOGY - 0.8%
388	BioMarin Pharmaceutical, Inc. *	30,186
2,235	Puma Biotechnology, Inc. *	66,581
2,558	Ultragenyx Pharmaceutical, Inc. *	125,112
		221,879
	BUILDING MATERIALS - 2.5%
4,050	Builders FirstSource, Inc. *	45,563
1,635	Martin Marietta Materials, Inc.	313,920
2,220	US Concrete, Inc. *	135,220
1,690	Vulcan Materials Co.	203,408
		698,111
	CHEMICALS - 0.8%
8,849	CF Industries Holdings, Inc.	213,261

	COMMERCIAL SERVICES - 3.7%
7,367	Aaron's, Inc.	161,264
2,313	Advisory Board Co. * ^	81,857
26,088	Command Security Corp. *	69,655
1,051	Cotiviti Holdings, Inc. *	22,208
3,151	Electro Rent Corp.	48,557
1,345	ExamWorks Group, Inc. * ^	46,873
3,497	Hackett Group, Inc.	48,503
2,490	Nord Anglia Education, Inc. *	52,639
4,641	Paylocity Holding Corp. * ^	200,491
3,600	Verisk Analytics, Inc. *	291,888
		1,023,935
	COMPUTERS - 2.3%
727	Apple, Inc. ^	69,501
4,000	Engility Holdings, Inc. *	84,480
1,564	EPAM Systems, Inc. * ^	100,581
3,185	Fleetmatics Group PLC *	138,006
1,862	Globant SA *	73,270
299	IHS, Inc. *	34,567
2,128	Science Applications International Corp.	124,169
106	Stratasys Ltd. *	2,426
		627,000
	DISTRIBUTION - 0.9%
2,978	H&E Equipment Services, Inc.	56,671
5,599	LKQ Corp. * ^	177,488
252	SiteOne Landscape Supply, Inc. *	8,565
		242,724

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Fair Value
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
773	Affiliated Managers Group, Inc. * ^	$ 108,815
12,020	Blackhawk Network Holdings, Inc. *	402,550
170	Evercore Partners, Inc.	7,512
724	Virtus Investment Partners, Inc. ^	51,534
1,671	WageWorks, Inc. * ^	99,943
		670,354
	ENGINEERING & CONSTRUCTION - 5.6%
14,850	Argan, Inc.	619,542
10,250	Dycom Industries, Inc. *	920,040
		1,539,582
	ENTERTAINMENT - 2.5%
13,321	Gaming and Leisure Properties, Inc.	459,308
15,875	Penn National Gaming, Inc. * ^	221,456
		680,764
	ENVIRONMENTAL CONTROL - 0.4%
1,542	Waste Connections, Inc. ^	111,101

	FOOD - 6.6%
17,465	Darling Ingredients, Inc. *	260,229
4,940	Nestle SA	381,911
32,919	Nomad Foods Ltd. *	262,694
3,785	TreeHouse Foods, Inc. * ^	388,530
3,810	Tyson Foods, Inc.	254,470
8,353	Whole Foods Market, Inc.	267,463
		1,815,297
	HEALTHCARE-PRODUCTS - 0.6%
4,018	Insulet Corp. *	121,504
544	US Physical Therapy, Inc.	32,754
		154,258
	HOUSEWARES - 0.2%
579	Scotts Miracle-Gro Co.	40,478

	INSURANCE - 0.6%
3,816	Greenlight Capital Re Ltd. *	76,931
1,132	Third Point Reinsurance Ltd. *	13,267
5,513	United Insurance Holdings Corp. ^	90,303
		180,501
	INTERNET - 8.5%
5,235	Alibaba Group Holding Ltd. *	416,340
452	Alphabet, Inc. *	312,829
126	Alphabet, Inc. *	88,645
303	Amazon.com, Inc. * ^	216,833
1,470	Baidu, Inc. *	242,771
3,665	Facebook, Inc. * ^	418,836
449	Stamps, Inc. *	39,252
3,851	VeriSign, Inc. * ^	332,957
7,222	Wayfair, Inc. * ^	281,658
		2,350,121
	LEISURE TIME - 3.5%
20,800	Malibu Boats, Inc. *	251,264
10,424	Norwegian Cruise Line Holdings Ltd. * ^	415,292
1,987	Planet Fitness, Inc. *	37,515
3,793	Royal Caribbean Cruises Ltd.	254,700
		958,771
	LODGING - 1.9%
23,137	Belmond Ltd. *	229,056
13,144	MGM Resorts International *	297,449
		526,505
	MACHINERY-DIVERSIFIED - 0.4%
866	Middleby Corp. *	99,806

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Fair Value
	MEDIA - 3.8%
6,800	Liberty Global PLC *	$ 197,608
848	Libarty Global PLC LiLAC *	27,370
392	Liberty Global PLC LiLAC *	12,736
11,000	Nexstar Broadcasting Group, Inc.	523,380
15,771	World Wrestling Entertainment, Inc. ^	290,344
		1,051,438
	MINING - 0.7%
11,840	Dominion Diamond Corp. ^	104,666
2,600	US Silica Holdings, Inc.	89,622
		194,288
	MISCELLANEOUS MANUFACTURING - 0.1%
495	Proto Labs, Inc. *	28,492

	OIL & GAS SERVICES - 0.2%
44	Dril-Quip, Inc. *	2,571
1,890	Natural Gas Services Group, Inc. *	43,281
		45,852
	PACKAGING & CONTAINERS - 0.6%
12,781	KapStone Paper and Packaging Corp.	166,281

	PHARMACEUTICALS - 0.6%
2,296	ACADIA Pharmaceuticals, Inc. * ^	74,528
3,331	Aerie Pharmaceuticals, Inc. *	58,626
669	Diplomat Pharmacy, Inc. * ^	23,415
		156,569
	REAL ESTATE - 1.0%
2,800	Consolidated-Tomoka Land Co.	132,916
2,910	FirstService Corp.	133,365
		266,281
	RETAIL - 6.0%
1,488	Chuy's Holdings, Inc. * ^	51,500
7,974	Francesca's Holdings Corp. *	88,113
1,100	GameStop Corp.	29,238
58,600	JC Penny Co., Inc. *	520,368
11,498	Kate Spade & Co. * ^	236,974
2,485	Ollie's Bargain Outlet Holdings, Inc. *	61,852
2,251	PVH Corp.	212,112
17,616	Tailored Brands, Inc.	223,019
4,640	Williams-Sonoma, Inc.	241,883
		1,665,059
	SAVINGS & LOANS - 0.5%
7,361	BofI Holding, Inc. * ^	130,363

	SEMICONDUCTORS - 1.0%
1,388	IPG Photonics Corp. *	111,040
4,745	MACOM Technology Solutions Holdings, Inc. * ^	156,490
		267,530
	SOFTWARE - 5.5%
2,530	2U, Inc. *	74,407
5,340	Activision Blizzard, Inc.	211,624
4,515	Electronic Arts, Inc. * ^	342,056
4,776	IMS Healh Holdings, Inc. *	121,119
6,524	inContact, Inc. *	90,357
4,015	Monotype Imaging Holdings, Inc.	98,889
502	Press Ganey Holdings, Inc. *	19,754
4,621	RealPage, Inc. *	103,187
1,803	SPS Commerce, Inc. * ^	109,262
1,097	Ultimate Software Group, Inc. * ^	230,688
44,343	Zynga, Inc. *	110,414
		1,511,757
	TELECOMMUNICATIONS - 0.9%
7,068	GTT Communications, Inc. *	130,617
10,578	ORBCOMM, Inc. *	105,251
		235,868

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
	TRANSPORTATION - 1.9%
407	Landstar System, Inc.		$ 27,945
4,485	United Parcel Service, Inc.		483,124
1,142	XPO Logistics, Inc. *		29,989
			541,058

	TOTAL COMMON STOCK (Cost - $18,887,961)		20,556,173

Contracts ++		Expiration	Fair Value
	PURCHASED OPTIONS - 0.4%
11	ACADIA Pharmaceuticals, Inc. Call @ 50	1/20/2017	2,090
1	Blue Nile, Inc. Put @ 29.3	8/19/2016	298
9	Box, Inc. Put @ 17	1/20/2017	6,255
8	Castlight Health, Inc. Put @ 2.5	8/19/2016	60
22	Castlight Health, Inc. Put @ 2.5	11/18/2016	330
22	Demandware, Inc. Put @ 45	10/21/2016	55
2	Drew Industries, Inc. Put @ 40	7/15/2016	500
1	H & E Equipment Services, Inc. Call @ 15	8/19/2016	415
3	H & E Equipment Services, Inc. Call @ 17.5	8/19/2016	645
3	H & E Equipment Services, Inc. Call @ 22.5	8/19/2016	98
21	Sears Holdings Corp. Put @ 10	1/19/2018	6,615
8	Sears Holdings Corp. Put @ 20	1/19/2018	8,200
11	Square, Inc. Put @ 8	1/19/2018	2,365
21	Square, Inc. Put @ 9	12/16/2016	3,360
6	Square, Inc. Put @ 12	9/16/2016	1,890
6	Square, Inc. Put @ 17	9/16/2016	4,710
3	Square, Inc. Put @ 25	1/19/2018	4,830
6	Square, Inc. Put @ 25	9/16/2016	9,630
7	Teladoc, Inc. Put @ 17.5	10/21/2016	2,660
2	United Insurance Holdings Corp. Call @ 17.5	8/19/2016	135
43	Valeant Pharmaceuticals International, Inc. Put @ 5	1/19/2018	3,010
17	Valeant Pharmaceuticals International, Inc. Put @ 10	1/19/2018	3,927
21	Valeant Pharmaceuticals International, Inc. Put @ 15	1/19/2018	9,765
7	Valeant Pharmaceuticals International, Inc. Put @ 45	1/19/2018	18,760
3	Valeant Pharmaceuticals International, Inc. Put @ 50	1/20/2017	9,098
2	Valeant Pharmaceuticals International, Inc. Put @ 65	1/20/2017	8,980
	TOTAL (Premiums received $111,740)		108,681

Shares

	SHORT-TERM INVESTMENT - 25.7%
	MONEY MARKET FUND - 25.7%
823,358	Dreyfus Cash Management - 0.30% + ^		$ 823,358
6,253,543	Dreyfus Treasury Cash Management - 0.24% +		6,253,543
	TOTAL SHORT-TERM INVESTMENT (Cost - $7,076,901)		7,076,901

	TOTAL INVESTMENTS - 100.8% (Cost - $26,076,602) (a)		$ 27,741,755
	SECURITIES SOLD SHORT (Proceeds - $16,775,889) - (60.3) %		(16,557,706)
	OPTION CONTRACTS WRITTEN (Premiums - $5,501) - 0.0%		(3,278)
	OTHER ASSETS LESS LIABILITIES - 59.5%		16,389,639
	NET ASSETS - 100.0%		$ 27,570,410

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Number of Contracts	SCHEDULE OF OPTIONS WRITTEN - 0.0%	Expiration Date	Fair Value
1	Amazon.com, Inc. Put @ 680	7/15/2016	$ 315
11	Netflix, Inc. Put @ 85	7/15/2016	594
25	Restaurant Brands International, Inc. Put @ 40	7/15/2016	1,500
11	Signet Jewelers Limited Put @ 75	7/15/2016	869
	TOTAL (Premiums received $5,501)		3,278

Shares	SECURITIES SOLD SHORT - 60.3%
	COMMON STOCK - 39.5%
	APPAREL - 4.3%
8,775	Hanesbrands, Inc.		220,516
1,954	NIKE, Inc.		107,861
2,400	Skechers U.S.A., Inc. *		71,328
657	Under Armour, Inc. *		23,915
10,751	Under Armour, Inc. *		431,438
5,211	VF Corp.		320,424
			1,175,482
	AUTO MANUFACTURERS - 0.4%
569	Tesla Motors, Inc. *		120,787

	AUTO PARTS & EQUIPMENT - 0.6%
3,709	BorgWarner, Inc.		109,490
6,900	Titan International, Inc.		42,780
			152,270
	BANKS - 1.2%
21	Cullen/Frost Bankers, Inc.		1,338
5,293	Hancock Holding Co.		138,200
17,691	MidSouth Bancorp, Inc.		177,618
			317,156
	BEVERAGES - 0.4%
2,248	Coca-Cola Co.		101,902

	BIOTECHNOLOGY - 0.9%
4,753	Blueprint Medicines Corp. *		96,248
983	Illumina, Inc. *		137,993
			234,241
	BUILDING MATERIALS - 0.6%
2,525	Patrick Industries, Inc. *		152,232

	COMMERCIAL SERVICES - 0.8%
929	Alarm.com Holdings, Inc. *		23,810
57	Ambow Education Holding Ltd. *		229
9,986	Care.com, Inc. *		116,636
16,069	Great Lakes Dredge & Dock Corp. *		70,061
2	Huron Consulting Group, Inc. *		121
43	Square, Inc. *		389
			211,246
	COMPUTERS - 0.3%
8,598	Pure Storage, Inc. *		93,718

	DISTRIBUTION/WHOLESALE - 0.4%
1,062	Pool Corp.		99,860

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Fair Value
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
467	Calamos Asset Management, Inc.	$ 3,414
19,147	LendingClub Corp. *	82,332
		85,746
	ELECTRONICS - 1.6%
27,951	Gentex Corp.	431,843

	ENERGY-ALTERNATE SOURCES - 0.0%
193	Amyris, Inc. *	87

	ENGINEERING & CONSTRUCTION - 0.8%
4,950	Argan, Inc. ^	206,514

	ENTERTAINMENT - 0.2%
4,000	SeaWorld Entertainment, Inc.	57,320

	ENVIRONMENTAL CONTROL - 0.3%
5,100	Covanta Holding Corp.	83,895

	FOOD - 3.0%
1,670	Campbell Soup Co.	111,105
8,177	Dean Foods Co.	147,922
200	Hormel Foods Corp.	7,320
1,515	Ingredion, Inc.	196,056
2,021	Sanderson Farms, Inc.	175,099
2,759	Senomyx, Inc. *	7,587
3,317	Sysco Corp.	168,305
		813,394
	HEALTHCARE-SERVICES - 0.4%
7,282	Teladoc, Inc. *	116,658

	HOUSEHOLD PRODUCTS/WARES - 0.3%
633	Kimberly-Clark Corp.	87,025

	INTERNET - 3.3%
551	Blue Nile, Inc.	15,086
17,294	Box, Inc. *	178,820
8,203	Chegg, Inc. *	41,015
10,358	Etsy, Inc. *	99,333
100	Facebook, Inc. *	11,428
22	FireEye, Inc. *	362
22	GrubHub, Inc. *	684
5,512	Netflix, Inc. *	504,238
667	Zillow Group, Inc. *	24,446
1,275	Zillow Group, Inc. *	46,257
		921,669
	LEISURE TIME - 0.5%
2,700	Planet Fitness, Inc. *	50,976
1,512	Royal Caribbean Cruises Ltd.	101,531
		152,507
	LODGING - 1.8%
3,150	Las Vegas Sands Corp.	136,993
5,354	Marriott International, Inc.	355,827
		492,820
	MACHINERY-CONSTRUCTION & MINING - 0.4%
1,500	Caterpillar, Inc.	113,715

	MACHINERY-DIVERSIFIED - 0.1%
1,037	Briggs & Stratton Corp.	21,964

	MINING - 0.3%
2,600	US Silica Holdings, Inc.	89,622

	OIL & GAS - 0.5%
1,512	Exxon Mobil Corp.	141,735

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Fair Value
	OIL & GAS SERVICES - 1.0%
7,826	Forum Energy Technologies, Inc. *	$ 135,468
8,650	RPC, Inc. *	134,335
796	Willbros Group, Inc. *	2,014
		271,817
	PHARMACEUTICALS - 0.7%
1,248	Agios Pharmaceuticals, Inc. *	52,285
14,550	Orexigen Therapeutics, Inc. *	6,256
6,670	Valeant Pharmaceuticals International, Inc. *	134,334
		192,875
	REITS - 1.1%
7,171	LaSalle Hotel Properties	169,092
4,692	Pebblebrook Hotel Trust	123,165
		292,257
	RETAIL - 10.2%
1,427	Abercrombie & Fitch Co.	25,415
9,996	Bloomin' Brands, Inc.	178,629
2,854	Burlington Stores, Inc. *	190,390
1,465	Cracker Barrel Old Country Store, Inc.	251,204
2,561	Darden Restaurants, Inc.	162,214
822	Dunkin' Brands Group, Inc.	35,856
2,211	Five Below, Inc. *	102,612
2,243	Foot Locker, Inc.	123,051
1,100	GameStop Corp.	29,238
2,800	lululemon athletica, Inc. *	206,808
6,105	Restaurant Brands International, Inc.	253,968
9,847	Ross Stores, Inc.	558,226
11,105	Sears Holdings Corp. *	151,139
3,240	Shake Shack, Inc. *	118,033
3,855	Signet Jewelers Ltd.	317,691
2,935	Zoe's Kitchen , Inc. *	106,452
		2,810,926
	SEMICONDUCTORS - 0.7%
5,836	Intel Corp.	191,421

	SOFTWARE - 1.8%
52,270	Castlight Health, Inc. *	206,989
2,363	Guidewire Software, Inc. *	145,939
685	ServiceNow, Inc. *	45,484
2,544	Take-Two Interactive Software, Inc. *	96,468
		494,880
	TELECOMMUNICATIONS - 0.2%
1,076	NETGEAR, Inc. *	51,153
106	Ubiquiti Networks, Inc. *	4,098
		55,251
	TRANSPORTATION - 0.1%
1,500	XPO Logistics, Inc. *	39,390

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $11,114,515)	10,824,225

	EXCHANGE TRADED FUNDS - 20.8%
	EQUITY FUNDS 20.8%
21,165	iShares Russell 2000 ETF	2,433,340
3,143	iShares Russell 2000 Growth ETF	431,157
6,567	Powershares QQQ Trust Series 1	706,215
10,322	SPDR S&P500 ETF Trust	2,162,769
	TOTAL EQUITY FUNDS (Proceeds - $5,661,374)	5,733,481
	TOTAL SECURTIES SOLD SHORT (Proceeds - $16,775,889)	16,557,706

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
REITS - Real Estate Investment Trusts
* Non-income producing security.
^ All or part of the security was held as collateral for securities sold short as of June 30, 2016.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
++ Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $9,852,077 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,969,876
	Unrealized depreciation	(1,641,182)
	Net unrealized appreciation	$ 1,328,694

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investment. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, The fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 20,556,173	$ -	$ -	$ 20,556,173
Purchase Options	108,681	-	-	108,681
Short-Term Investments	7,076,901	-	-	7,076,901
Total Investments	$ 27,741,755	$ -	$ -	$ 27,741,755
Liabilities
Call Options Written	$ 3,278	$ -	$ -	$ 3,278
Securities Sold Short
Common Stock	10,824,225	-	-	10,824,225
Exchange Traded Funds	5,733,481	-	-	5,733,481
Total Liabilities	$ 16,560,984	$ -	$ -	$ 16,560,984
The Fund did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2016, the amount of appreciation on option contracts subject to equity contracts risk exposure amounted to $2,223.

The value of the options disclosed in the Portfolio of Investments at June 30, 2016 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James Ash

James Ash, Principal Executive Officer

Date 8/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Ash

James Ash, Principal Executive Officer

Date 8/24/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer

Date 8/24/2016